General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Salaries and expenses relating to employees and service providers	$ 123	$ 164	$ 112
Expenses relating to options and shares to employees and non-employees	37	51	5
Patents and fees	137	150	135
Directors’ fees	64	67	132
Investor relations and travel	3	4	27
Rent and office maintenance	15	42	13
Insurance	229	151	106
Professional services	381	266	262
Other	12	15	15
General and administrative expenses	$ 1,001	$ 910	$ 807